Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Debt Instrument [Line Items]
Perpetual bonds	₨ 457,934.4	$ 7,349.3	₨ 395,208.6
Perpetual debt
Debt Instrument [Line Items]
Perpetual bonds	₨ 2,000.0